Note 8 - Earnings Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Net Income (Loss) Attributable to Parent, Total	$ 21,112,528	$ 3,082,679
Dividends to Series B Preferred shares	0	(570,925)
Preferred deemed dividend	0	(120,000)
Net income attributable to common shareholders	$ 21,112,528	$ 2,391,754
Weighted average number of shares outstanding during the period, basic (in shares)	2,872,966	2,322,588
Earnings per share attributable to common shareholders, basic (in dollars per share)	$ 7.35	$ 1.03
Dilutive effect of unvested shares (in shares)	38,771	42,291
Weighted average common shares – outstanding, diluted (in shares)	2,911,737	2,364,879
Earnings per share attributable to common shareholders, diluted (in dollars per share)	$ 7.25	$ 1.01